CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($)	Dec. 31, 2024	Dec. 31, 2023
NON-CURRENT ASSETS
Property, plant and equipment	$ 740,491,000	$ 686,824,000
Right-of-use assets	24,451,000	28,451,000
Prepayments and other receivables	2,650,000	3,063,000
Other financial assets	1,020,000	12,564,000
Deferred income tax asset	1,332,000	15,920,000
TOTAL NON-CURRENT ASSETS	769,944,000	746,822,000
CURRENT ASSETS
Inventories	10,567,000	13,552,000
Trade receivables	40,211,000	65,049,000
Prepayments and other receivables	79,731,000	25,896,000
Derivative financial instrument assets	2,764,000	3,775,000
Other financial assets	20,088,000	0
Cash and cash equivalents	276,750,000	133,036,000
Assets held for sale	0	28,419,000
TOTAL CURRENT ASSETS	430,111,000	269,727,000
TOTAL ASSETS	1,200,055,000	1,016,549,000
Equity attributable to owners of the Company
Share capital	51,000	55,000
Share premium	73,750,000	111,281,000
Translation reserve	(11,590,000)	(9,962,000)
Other reserves	15,053,000	45,116,000
Retained earnings	126,027,000	29,530,000
TOTAL EQUITY	203,291,000	176,020,000
NON-CURRENT LIABILITIES
Borrowings	492,007,000	488,453,000
Lease liabilities	17,318,000	23,387,000
Provisions and other long-term liabilities	31,952,000	34,083,000
Deferred income tax liability	86,814,000	64,063,000
TOTAL NON-CURRENT LIABILITIES	628,091,000	609,986,000
CURRENT LIABILITIES
Borrowings	22,326,000	12,528,000
Lease liabilities	8,605,000	8,911,000
Derivative financial instrument liabilities	464,000	70,000
Current income tax liabilities	57,329,000	44,269,000
Trade and other payables	279,949,000	137,817,000
Liabilities associated with assets held for sale	0	26,948,000
TOTAL CURRENT LIABILITIES	368,673,000	230,543,000
TOTAL LIABILITIES	996,764,000	840,529,000
TOTAL EQUITY AND LIABILITIES	$ 1,200,055,000	$ 1,016,549,000